Leases	3 Months Ended
Mar. 31, 2020
Leases
Leases

14.Leases

The Group has commercial lease agreements of office buildings. The leases have an average life up to ten years. The contracts for a term of less than a year fall under the recognition exemption for being short-term leases. Total lease expense for the three months ended March 31, 2020 recognized under such contracts is 19 (three months 2019 - 83). Future minimum lease rentals under non-cancellable lease commitments for office equipment premises for a term less than one year as of March 31, 2020 are 30 (December 31, 2019 –  32).

For long-term contracts, right-of-use assets and lease liabilities were recognized. Right-of-use assets are included into property and equipment. The change in the balances of Right-of-use assets and Lease liabilities for the three months ended March 31, 2020 was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2020	1,351	1,357
Additions	206	206
Depreciation	(79)	—
Interest expense	—	32
Payments	—	(56)
As of March 31, 2020	1,478	1,539
Including short-term portion		397

The change in the balances of Right-of-use assets and Lease liabilities for the three months ended March 31, 2019 was as follows:

	Right-of-use assets
	Office buildings	Lease liabilities
As of January 1, 2019	1,082	1,068
Depreciation	(94)	—
Interest expense	—	21
Payments	—	(90)
As of March 31, 2019	988	999
Including short-term portion		379

For the amount of rent expense recognized from short-term leases for the three months ended March 31, 2020 and March 31, 2019 see note 17.